Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000143207
Shareholder Report [Line Items]
Class Name	Class A Shares
Trading Symbol	HCMGX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.60%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,212,192,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 24,696,052
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,212,192,054 Number of Portfolio Holdings31 Advisory Fee $24,696,052 Portfolio Turnover100%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

C000143208
Shareholder Report [Line Items]
Class Name	Investor Class Shares
Trading Symbol	HCMDX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$268	2.35%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,212,192,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 24,696,052
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,212,192,054 Number of Portfolio Holdings31 Advisory Fee $24,696,052 Portfolio Turnover100%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

C000143209
Shareholder Report [Line Items]
Class Name	Class I Shares
Trading Symbol	HCMIX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$155	1.35%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,212,192,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 24,696,052
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,212,192,054 Number of Portfolio Holdings31 Advisory Fee $24,696,052 Portfolio Turnover100%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

C000143210
Shareholder Report [Line Items]
Class Name	Class R Shares
Trading Symbol	HCMSX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$166	1.45%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,212,192,054
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 24,696,052
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,212,192,054 Number of Portfolio Holdings31 Advisory Fee $24,696,052 Portfolio Turnover100%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	3.7%
Exchange-Traded Funds	96.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.4%
Fixed Income	0.0%Footnote Reference*
Energy	0.0%Footnote Reference*
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Financials	0.4%
Communications	0.6%
Technology	2.1%
Equity	93.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	18.4%
ProShares Ultra S&P500	17.5%
ProShares Ultra QQQ	16.6%
ProShares UltraPro QQQ	11.1%
Vanguard Mega Cap Growth ETF	9.0%
Fundstrat Granny Shots US Large Cap ETF	4.9%
iShares Semiconductor ETF	4.7%
VanEck Semiconductor ETF	4.2%
Vanguard Growth ETF	3.4%
Vanguard Small-Cap Growth ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Tactical Growth Fund" to its current name.

C000152642
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMNX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$177	1.60%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,040,173,894
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 23,883,041
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,040,173,894 Number of Portfolio Holdings60 Advisory Fee $23,883,041 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

C000152645
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMQX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,040,173,894
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 23,883,041
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,040,173,894 Number of Portfolio Holdings60 Advisory Fee $23,883,041 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

C000152646
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class R Shares
Trading Symbol	HCMZX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$161	1.45%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,040,173,894
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 23,883,041
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,040,173,894 Number of Portfolio Holdings60 Advisory Fee $23,883,041 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

C000152643
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class A1 Shares
Trading Symbol	HCMWX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$194	1.75%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,040,173,894
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 23,883,041
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,040,173,894 Number of Portfolio Holdings60 Advisory Fee $23,883,041 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

C000152644
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMPX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$260	2.35%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,040,173,894
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 23,883,041
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,040,173,894 Number of Portfolio Holdings60 Advisory Fee $23,883,041 Portfolio Turnover81%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	12.0%
Exchange-Traded Funds	88.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.6%
Real Estate	0.0%Footnote Reference*
Fixed Income	0.0%Footnote Reference*
Health Care	0.8%
Technology	0.8%
Consumer Staples	0.9%
Materials	0.9%
Energy	1.0%
Communications	1.1%
Utilities	1.2%
Consumer Discretionary	1.5%
Financials	1.6%
Industrials	1.6%
Equity	84.0%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	16.6%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	13.9%
Direxion Daily S&P 500 Bull 3X ETF	10.4%
State Street SPDR S&P 500 ETF Trust	9.8%
Vanguard High Dividend Yield ETF	8.8%
iShares Select Dividend ETF	7.7%
Ralph Lauren Corporation	0.5%
Citigroup, Inc.	0.5%
United Airlines Holdings, Inc.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 21, 2025, the Fund changed its name from "HCM Dividend Sector Plus Fund" to its current name.

C000174412
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMEX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$148	1.32%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 875,845,456
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 7,602,647
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$875,845,456 Number of Portfolio Holdings9 Advisory Fee $7,602,647 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Fixed Income	26.2%
Equity	73.8%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	20.7%
Invesco QQQ Trust Series 1 ETF	18.6%
iShares iBoxx $ High Yield Corporate Bond ETF	16.6%
ProShares Ultra S&P500	11.3%
iShares Core U.S. Aggregate Bond ETF	9.6%
Fundstrat Granny Shots US Large Cap ETF	8.0%
Direxion Daily S&P 500 Bull 3X ETF	6.2%
iShares Semiconductor ETF	4.8%
VanEck Semiconductor ETF	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 1, 2025, the Fund changed its name from "HCM Income Plus Fund" to its current name.

C000213465
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMLX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 875,845,456
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 7,602,647
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$875,845,456 Number of Portfolio Holdings9 Advisory Fee $7,602,647 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Fixed Income	26.2%
Equity	73.8%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	20.7%
Invesco QQQ Trust Series 1 ETF	18.6%
iShares iBoxx $ High Yield Corporate Bond ETF	16.6%
ProShares Ultra S&P500	11.3%
iShares Core U.S. Aggregate Bond ETF	9.6%
Fundstrat Granny Shots US Large Cap ETF	8.0%
Direxion Daily S&P 500 Bull 3X ETF	6.2%
iShares Semiconductor ETF	4.8%
VanEck Semiconductor ETF	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 1, 2025, the Fund changed its name from "HCM Income Plus Fund" to its current name.

C000174413
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMKX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$231	2.07%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.07%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 875,845,456
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 7,602,647
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$875,845,456 Number of Portfolio Holdings9 Advisory Fee $7,602,647 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Fixed Income	26.2%
Equity	73.8%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares Ultra QQQ	20.7%
Invesco QQQ Trust Series 1 ETF	18.6%
iShares iBoxx $ High Yield Corporate Bond ETF	16.6%
ProShares Ultra S&P500	11.3%
iShares Core U.S. Aggregate Bond ETF	9.6%
Fundstrat Granny Shots US Large Cap ETF	8.0%
Direxion Daily S&P 500 Bull 3X ETF	6.2%
iShares Semiconductor ETF	4.8%
VanEck Semiconductor ETF	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated November 1, 2025, which is available at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464. Effective July 1, 2025, the Fund changed its name from "HCM Income Plus Fund" to its current name.

C000236511
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class A Shares
Trading Symbol	HCMBX
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$196	1.84%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,038,300
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,618,004
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,038,300 Number of Portfolio Holdings5 Advisory Fee $1,618,004 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Fixed Income	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg Convertible Securities ETF	25.0%
iShares Convertible Bond ETF	24.4%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
State Street SPDR Bloomberg High Yield Bond ETF	18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000236512
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class I Shares
Trading Symbol	HCMUX
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$169	1.59%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,038,300
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,618,004
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,038,300 Number of Portfolio Holdings5 Advisory Fee $1,618,004 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Fixed Income	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg Convertible Securities ETF	25.0%
iShares Convertible Bond ETF	24.4%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
State Street SPDR Bloomberg High Yield Bond ETF	18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.
C000236510
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Investor Class Shares
Trading Symbol	HCMFX
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$274	2.59%

Expenses Paid, Amount	$ 274
Expense Ratio, Percent	2.59%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 140,038,300
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,618,004
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,038,300 Number of Portfolio Holdings5 Advisory Fee $1,618,004 Portfolio Turnover97%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Fixed Income	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg Convertible Securities ETF	25.0%
iShares Convertible Bond ETF	24.4%
iShares iBoxx $ High Yield Corporate Bond ETF	19.9%
State Street SPDR Bloomberg High Yield Bond ETF	18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.